Annual Total Returns (Vanguard Target Retirement 2020 Fund - Investor Shares Retail) (Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2020 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Annual Total Return
2012	12.35%
2011	0.60%
2010	13.12%
2009	23.10%
2008	(27.04%)
2007	7.52%